UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-10465
(Investment Company Act File Number)

GOLD BANK FUNDS
(Exact Name of Registrant as Specified in Charter)

10975 El Monte, Suite 225, Overland Park, KS  66211
(Address of Principal Executive Offices       Zip Code)

Stephen R. Oliver
10975 El Monte, Suite 225
Overland Park, KS  66211
(Name and Address of Agent for Service)

913-396-0300
(Registrant’s Telephone Number)

Date of fiscal year end:     December 31

Date of reporting period:   March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

GOLD BANK EQUITY FUND

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS -- 80.91%
CONSUMER DISCRETIONARY -- 20.82%
6,400	American Greetings Corp. Cl. A	$163,072
1,900	Bandag, Inc. Cl. B	89,262
1,746	Comcast Corp. Cl. A*	58,980
16,000	Delphi Corp.	71,680
6,800	Eastman Kodak Co.	221,340
13,000	Falcon Products, Inc.*	1,105
3,300	Genuine Parts Co.	143,517
58,000	Head N.V.* (a)	200,100
21,000	Interpublic Group of Cos., Inc.*	257,880
8,300	McDonald’s Corp.	258,462
12,200	Newell Rubbermaid, Inc.	267,668
7,100	Sony Corp. ADR(a)	284,142
1,300	The Reader’s Digest Association, Inc.	22,503
15,000	Time Warner, Inc.*	263,250

		2,302,961

CONSUMER STAPLES -- 9.22%
9,400	Campbell Soup Co.	272,788
6,800	Casey’s General Stores, Inc.	122,196
10,000	Coca-Cola Enterprises, Inc.	205,200
2,500	CVS Corp.	131,550
8,100	Kimball International, Inc.	117,450
2,600	Kimberly-Clark Corp.	170,898

		1,020,082

ENERGY -- 3.17%
1,100	ChevronTexaco Corp.	64,141
1,700	Marathon Oil Corp.	79,764
2,000	Schlumberger, Ltd.	140,960
1,200	Shell Transport & Trading Co., PLC ADR(a)	65,232

		350,097

FINANCIALS -- 1.72%
1,800	1st Source Corp.	38,394
3,400	A.G. Edwards, Inc.	152,320

		190,714

HEALTH CARE -- 10.67%
10,000	Applera Corp.- Applied Biosystems Group	197,400
6,000	Baxter International, Inc.	203,880
11,300	Bristol-Myers Squibb Co.	287,698
2,100	Hillenbrand Industries, Inc.	116,487
1,700	King Pharmaceuticals, Inc.*	14,127
5,100	Merck & Co., Inc.	165,087
11,000	Mylan Laboratories, Inc.	194,920

		1,179,599

INDUSTRIALS -- 13.20%
2,000	Avery Dennison Corp.	123,860
2,500	Emerson Electric Co.	162,325
13,500	Federal Signal Corp.	204,795
5,500	Honeywell International, Inc.	204,655
5,000	Insituform Technologies, Inc. Cl A*	72,550
1,671	Layne Christensen Co.*	28,858
3,500	Raytheon Co.	135,450
2,600	SPX Corp.	112,528
3,100	Union Pacific Corp.	216,070
6,900	Waste Management, Inc.	199,065

		1,460,156

INFORMATION TECHNOLOGY -- 6.18%
23	Agere Systems, Inc.Cl. A*	33
582	Agere Systems, Inc.Cl. B*	826
6,000	Andrew Corp.*	70,260
8,000	BMC Software, Inc.*	120,000
1,601	Freescale Semiconductor, Inc. Cl. B*	27,617
11,000	Hewlett-Packard Co.	241,340
2,200	Lucent Technologies, Inc.*	6,050
14,500	Motorola, Inc.	217,065

		683,191

MATERIALS -- 8.13%
20,000	Calgon Carbon Corp.	170,800
5,600	E.I. Dupont de Nemours & Co.	286,944
14,700	Hercules, Inc.*	212,856
2,500	International Paper Co.	91,975
78	Neenah Paper, Inc.	2,622
300	Sigma-Aldrich Corp.	18,375
4,000	Sonoco Products Co.	115,400

		898,972

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2005

GOLD BANK EQUITY FUND (Unaudited) (Continued)

SHARES	COMPANY	MARKET VALUE

TELECOMMUNICATION SERVICES -- 4.39%
1,080	AT&T Corp.	$20,250
5,600	BellSouth Corp.	147,224
30,500	iPass, Inc.*	186,660
3,700	Verizon Communications, Inc.	131,350

		485,484

UTILITIES -- 3.41%
4,700	Alliant Energy Corp.	125,866
3,500	Progress Energy, Inc.	146,825
4,500	The Empire District Electric Co.	104,670

		377,361

TOTAL COMMON STOCKS		8,948,617

(Cost $7,748,583)

PRINCIPAL	DESCRIPTION	MARKET VALUE

SHORT TERM SECURITIES -- 18.98%
U.S. GOVERNMENT AGENCIES -- 4.52%
500,000	Federal Home Loan Bank
	2.63%, due April 13, 2005	$499,562

U.S. GOVERNMENT SPONSORED ENTERPRISES -- 4.51%
500,000	Federal Home Loan Mortgage Corp.
	2.65%, due April 26, 2005	499,080

REPURCHASE AGREEMENT -- 9.95%
1,100,000	State Street Bank and Trust Co., dated March 31, 2005 1.00% due April 01, 2005 Collateralized by U.S. Treasury Bond, 8.875% due August 15, 2017, with a market value of $1,126,879; Repurchase amount $1,100,031	1,100,000

TOTAL SHORT TERM SECURITIES		2,098,642

(Cost $2,098,642)

TOTAL INVESTMENTS -- 99.89%		11,047,259

(Cost $9,847,225)

Other assets less liabilities -- 0.11%		12,565

TOTAL NET ASSETS -- 100.00%		$11,059,824

The identified cost of investments owned at March 31, 2005 was the same for financial statement and federal income tax purposes.

* Non-income producing security
(a) Foreign security denominated in U.S. dollars.
ADR - American Depository Receipt
PLC - Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

COMMERCIAL PAPER -- 15.51%
American Express Credit Corp.
2.65%, due April 4, 2005	$1,000,000	$999,779
2.75%, due April 21, 2005	1,000,000	998,472
Caterpillar Financial Services
2.64%, due April 5, 2005	1,000,000	999,707
2.74%, due May 5, 2005	1,000,000	997,412
ChevronTexaco Corp.
2.74%, due April 14, 2005	1,000,000	999,011
2.74%, due April 21, 2005	1,000,000	998,478
CitiCorp
2.78%, due April 27, 2005	1,000,000	997,992
2.78%, due April 29, 2005	1,000,000	997,838
General Electric Capital Corp.
2.70%, due April 5, 2005	1,000,000	999,700
2.73%, due April 14, 2005	1,000,000	999,014

TOTAL COMMERCIAL PAPER	10,000,000	9,987,403

(Cost $9,987,403)

U.S. GOVERNMENT AGENCIES -- 69.19%
Federal Farm Credit Bank
1.80%, due April 7, 2005	200,000	199,974
2.56%, due April 1, 2005	1,000,000	1,000,000
2.60%, due April 7, 2005	1,500,000	1,499,350
2.62%, due April 6, 2005	1,250,000	1,249,545
2.64%, due April 4, 2005	750,000	749,835
2.65%, due April 6, 2005	1,500,000	1,499,448
2.65%, due April 7, 2005	2,500,000	2,498,896
2.66%, due April 13, 2005	2,000,000	1,998,227
2.67%, due April 12, 2005	1,435,000	1,433,829
2.67%, due April 20, 2005	4,000,000	3,994,364
2.67%, due April 25, 2005	2,000,000	1,996,440
2.70%, due April 5, 2005	825,000	824,752
2.70%, due April 13, 2005	244,000	243,780
2.70%, due April 15, 2005	395,000	394,585
2.78%, due May 24, 2005	700,000	697,135
4.38%, due April 15, 2005	3,205,000	3,207,146
5.12%, due April 26, 2005	300,000	300,469
5.95%, due May 18, 2005	745,000	748,206
Federal Home Loan Bank
1.31%, due April 22, 2005	700,000	699,329
1.36%, due April 1, 2005	2,000,000	2,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2005

GOLD BANK MONEY MARKET FUND (Unaudited) (Continued)

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Bank (Continued)
2.64%, due April 6, 2005	$1,700,000	$1,699,377
2.66%, due April 8, 2005	2,000,000	1,998,968
2.70%, due April 5, 2005	575,000	574,828
2.70%, due April 22, 2005	2,250,000	2,246,456
2.70%, due April 27, 2005	2,000,000	1,996,100
2.71%, due April 22, 2005	1,500,000	1,497,629
2.72%, due April 13, 2005	2,326,000	2,323,891
2.75%, due April 13, 2005	565,000	564,482
4.00%, due April 25, 2005	400,000	400,265
4.03%, due April 29, 2005	2,000,000	2,001,664
4.38%, due April 11, 2005	1,000,000	1,000,493
6.96%, due June 15, 2005	1,000,000	1,007,866

TOTAL U.S. GOVERNMENT AGENCIES	44,565,000	44,547,329

(Cost $44,547,329)

U.S. GOVERNMENT SPONSORED ENTERPRISES -- 14.89%
Federal Home Loan Mortgage Corp.
1.90%, due May 26, 2005	1,600,000	1,597,500
2.68%, due April 12, 2005	500,000	499,591
2.70%, due April 5, 2005	852,000	851,744
2.71%, due April 19, 2005	2,000,000	1,997,290
2.72%, due April 12, 2005	2,203,000	2,201,169
2.75%, due April 19, 2005	1,500,000	1,497,941
2.75%, due April 19, 2005	441,000	440,394
4.25%, due April 11, 2005	500,000	500,206

TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES	9,596,000	9,585,835

(Cost $9,585,835)

REPURCHASE AGREEMENT -- 0.34%
State Street Bank and Trust Co., dated March 31, 2005 1.00% due April 01, 2005 Collateralized by U.S. Treasury Bond, 8.875% due February 15, 2019, with a market value of $228,001; Repurchase amount $222,006	222,000	222,000

(Cost $222,000)

TOTAL INVESTMENTS -- 99.93%		64,342,567

(Cost $64,342,567)

Other assets less liabilities -- 0.07%		44,856

TOTAL NET ASSETS -- 100.00%		$64,387,423

The identified cost of investments owned at March 31, 2005 was the same for financial statement and federal income tax purposes.

See accompanying notes to schedule of investments.

  NOTES TO SCHEDULE OF INVESTMENTS — March 31, 2005 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the “Funds”) is a Delaware business trust registered under the Investment Company Act of 1940 as amended, as a series type no-load open-end diversified management investment company. The Funds commenced operations on January 1, 2002. The Funds are required to account for the assets of each series separately and to allocate general liabilities of the Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. Investment Valuation — Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices.  Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are  converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Trustees.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Gold Bank Money Market Fund are valued at amortized cost, which approximates market value.

B. Investment Transactions — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

C. Repurchase Agreements — The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds’ investment advisor deems creditworthy under guidelines approved by the Funds’ Board of Directors, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the disclosure controls and procedures of Gold Bank Funds (the “Registrant”) as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

By:	/s/ Malcolm M. Aslin

Malcolm M. Aslin President (Principal Executive Officer) Gold Bank Funds

Date: May 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm M. Aslin

Malcolm M. Aslin President (Principal Executive Officer) Gold Bank Funds

Date: May 12, 2005

By:	/s/ LeRoyce E. Derr, Jr.

LeRoyce E. Derr, Jr. Chief Financial Officer (Principal Financial Officer) Gold Bank Funds

Date: May 12, 2005

Exhibit No. EX-99.CERT

CERTIFICATION

I, Malcolm M. Aslin, certify that:

1.	I have reviewed this report on Form N-Q of Gold Bank Funds (the “Registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of finacial statements for external pursposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.	The Registrant’s other certifying officer and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s Board of Trustees:

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

/s/ Malcolm M. Aslin

Malcolm M. Aslin
President (Principal Executive Officer)
Gold Bank Funds
Date: May 12, 2005

CERTIFICATION

I, LeRoyce E. Derr, Jr., certify that:

1.	I have reviewed this report on Form N-Q of Gold Bank Funds (the “Registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of finacial statements for external pursposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.	The Registrant’s other certifying officer and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s Board of Trustees:

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

/s/ LeRoyce E. Derr, Jr.

LeRoyce E. Derr, Jr.
Chief Financial Officer (Principal Financial Officer)
Gold Bank Funds
Date: May 12, 2005